Regulatory Requirements and Other Restrictions (Narrative) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Branch Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
FRB, net reserve requirement	$ 124